ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock
New York
Tax-Free Income Fund

ANNUAL
REPORT

8.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

Trustees & officers
page 26

For your information
page 29


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first eight months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 35.56% through August, while the Dow Jones Industrial Average was up 14.68% and the Standard & Poor's 500 Index returned 15.94%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 18.53% through August, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund, you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 1-800-732-5543. Separately, for information about your investments in John Hancock mutual funds, please contact your financial adviser or our Customer Service representatives at 1-800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of August 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income,
exempt from
federal, New York
State and New
York City personal
income taxes,
consistent with
preservation
of capital.

Over the last twelve months

* The bond markets were volatile in response to changing views on the direction of inflation, interest rates and the economy.

* The New York muni market lagged due to heavy bond issuance and ongoing concerns about the fiscal health of the state and New York City.

* The Fund benefited from holdings in the utilities sector, but tobacco bond holdings proved disappointing.

[Bar chart with heading "John Hancock New York Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.43% total return for Class A. The second bar represents the 0.72% total return for Class B. The third bar represents the 0.72% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.6%   New York City Municipal Water Finance Auth., 6-15-33, 5.500%
 3.6%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.755%
 3.0%   New York State Dormitory Auth., 5-15-19, 5.500%
 2.4%   Triborough Bridge & Tunnel Auth., 1-1-21, 6.125%
 2.4%   Islip Community Development Agency, 3-1-26, 7.500%
 2.2%   New York State Dormitory Auth., 7-1-31, 5.250%
 2.1%   Puerto Rico Public Finance Corp., 8-1-29, 5.500%
 2.1%   Port Auth. of New York and New Jersey, 10-1-19, 6.750%
 2.1%   New York, City of, 12-1-17, 5.250%
 2.1%   Virgin Islands Public Finance Auth., 10-1-18, 5.875%

As a percentage of net assets on August 31, 2003.



MANAGERS'
REPORT

BY DIANNE SALES, CFA, AND JAMES T. COLBY III,
PORTFOLIO MANAGERS

John Hancock
New York Tax-Free Income Fund

James T. Colby joined John Hancock Funds' tax-exempt management team in July 2003. A vice president, he has 23 years of investment experience.

After three consecutive years of strong gains, municipal bonds turned in lackluster results for the 12-month period ending August 31, 2003. During much of the period, munis rallied in response to interest-rate cuts by the Federal Reserve Board, continued strong demand for fixed-income investments and disappointingly slow economic growth, which kept a lid on inflationary pressures. But by late spring 2003, demand for bonds began to cool when the Iraq-related uncertainties that had weighed on the economy eased. In early summer, signs of domestic and global economic improvement, better-than-expected corporate earnings, and a growing sense that the Fed's next move would be to raise, rather than lower, interest rates dramatically lessened the demand for bonds and caused an unexpectedly abrupt selloff. From mid-June through the end of July, municipal bonds suffered one of their worst six-week periods ever, more than erasing the gains they had enjoyed earlier in the period. In August, the bond markets recovered, boosted by low inflation numbers and comments from the Fed supporting continued low interest rates.

"After three consecutive
 years of strong gains,
 municipal bonds turned
 in lackluster results..."

New York municipal issuers continued to grapple with the fiscal challenges that accompanied a slow economy and the financial aftershocks of September 11, 2001. However, both the state and New York City did a good job in identifying budget challenges, exhibiting the mettle to increase revenues, reallocate resources, refinance debt and craft creative methods to close its budget gaps. Despite those moves, investors remained cautious -- particularly in light of mounting municipal bond supply pressures -- and the New York municipal market underperformed the national market during the period.

[Photos of Dianne Sales and James Colby flush right next to first paragraph.]

PERFORMANCE REVIEW

For the 12 months ended August 31, 2003, John Hancock New York Tax-Free Income Fund's Class A, Class B and Class C shares returned 1.43%, 0.72% and 0.72%, respectively, at net asset value. For the same one-year period, the average New York municipal bond fund returned 2.21%, according to Lipper, Inc.,1 and the Lehman Brothers Municipal Bond Index returned 3.14%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

"Some of our best per-
 formers during the
 period included essential-
 services bonds..."

The Fund's performance lag can be attributed in part to our holdings in long-duration bonds, which helped throughout most of the period but detracted from performance more recently. Duration is a measure of how sensitive a bond's price is to interest-rate changes. The longer the duration, the more sensitive the bond's price. When rates were declining, and prices rising, these long-duration bonds performed well. But when rates and bond yields moved higher in the summer, they underperformed. Given the dramatic shift in investor sentiment and the direction of the bond market, we've shortened the portfolio's duration, selling some of those long-duration bonds in the process.

LEADERS AND LAGGARDS

Some of our best performers during the period included essential-services bonds -- those issued by water, sewer and electric utilities. These bonds enjoyed more stable revenues than tax-backed bonds amid weak economic conditions because of the essential nature of their services. Other positives for the Fund included our holdings in education bonds, which were in fairly strong demand during the period due to their combination of attractive yields and economically resilient revenues.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Education 14%, the second is Authority 11%, the third Industrial development 9%, the fourth Health 9% and the fifth General obligations 6%.]

We also enjoyed the benefits of having some of our bonds pre-refunded during the period. Pre-refunding is a process whereby municipal issuers refinance older debt by escrowing it -- usually with Treasury bonds -- and then issuing new debt at lower prevailing interest rates. The U.S. Treasury backing of the older bonds gives them a higher credit quality and, typically, results in price appreciation.

Detracting from performance were our holdings in tobacco asset-securitized bonds. These bonds initially came under pressure due to an increase in supply, and were further depressed by concerns about unresolved litigation against Philip Morris, a major participant in the tobacco company settlement with the states. Although we trimmed our tobacco holdings in order to side step these near-term challenges, we held onto the bulk of our position because we believe they offer a good combination of value and yield.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-03." The chart is divided into three sections (from top to left): Revenue bonds 90%, General obligation bonds 6% and Other 4%.]

OUTLOOK

We believe that the economy will continue to improve through the end of 2003, although the extent of that improvement is debatable. Arguing in favor of very strong economic growth is the massive economic stimulus resulting from tax cuts and the Federal Reserve Board's stated commitment to keeping the economy growing. However, we think it's more likely that growth will be gradual because higher mortgage rates and a weak job market could dampen consumer spending, keeping a lid on inflation.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Longer-duration bonds followed by a down arrow with the phrase "Rising interest rates pressure prices." The second listing is Utility bonds followed by an up arrow with the phrase "Steady revenues amid economic weakness." The third listing is Tobacco bonds followed by a down arrow with the phrase "Litigation worries and heavy supply."]

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
August 31, 2003

                                            Class A      Class B      Class C
Inception date                              9-13-87      10-3-96       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -3.15%       -4.13%       -1.28%
Five years                                    3.34%        3.23%          --
Ten years                                     4.57%          --           --
Since inception                                 --         4.69%        3.44%

Cumulative total returns with maximum sales charge (POP)
One year                                     -3.15%       -4.13%       -1.28%
Five years                                   17.85%       17.20%          --
Ten years                                    56.31%          --           --
Since inception                                 --        37.23%       16.11%

SEC 30-day yield as of August 31, 2003
                                              4.50%        4.01%        3.97%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $17,644 as of August 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock New York Tax-Free Income Fund, without sales charge, and is equal to $16,373 as of August 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock New York Tax-Free Income Fund, with maximum sales charge, and is equal to $15,631 as of August 31, 2003.

                  Cum Value        Cum Value       Lehman
                   of $10K          of $10K       Municipal
Plot Date         (No Load)        (w/Load)      Bond Index

8/31/1993          $10,000          $9,500        $10,000
2/28/1994           10,087           9,630         10,105
8/31/1994            9,896           9,447         10,014
2/28/1995           10,100           9,642         10,295
8/31/1995           10,607          10,126         10,902
2/29/1996           11,175          10,668         11,432
8/31/1996           11,161          10,655         11,473
2/28/1997           11,700          11,170         12,062
8/31/1997           12,220          11,666         12,533
2/28/1998           12,844          12,262         13,164
8/31/1998           13,272          12,670         13,617
2/28/1999           13,549          12,935         13,974
8/31/1999           13,129          12,533         13,695
2/29/2000           13,012          12,422         13,663
8/31/2000           13,910          13,279         14,608
2/28/2001           14,775          14,105         15,371
8/31/2001           15,516          14,812         16,102
2/28/2002           15,575          14,869         16,422
8/31/2002           16,143          15,410         17,107
2/28/2003           16,591          15,839         17,681
8/31/2003           16,373          15,631         17,644

                                   Class B 1      Class C 1
Period beginning                   10-3-96         4-1-99
Without sales charge               $13,723        $11,733
With maximum sales charge               --        $11,611
Index                              $15,167        $12,609

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2003

This schedule has one main category, tax-exempt long-term bonds, which is broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.

STATE, ISSUER, DESCRIPTION,                                        INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE

TAX-EXEMPT LONG-TERM BONDS 96.04%                                                                         $69,234,326
(Cost $65,926,879)

Florida 1.19%                                                                                                 861,605
Capital Trust Agency,
  Rev Seminole Tribe Convention & Resort Facil
  Ser 2002A, 10-01-33                                                10.000%     BB              $500         586,365
  Rev Seminole Tribe Convention & Resort Facil
  Ser 2003A, 10-01-33                                                 8.950      BB               250         275,240

New York 82.97%                                                                                            59,811,347
34th Street Partnership, Inc.,
  Spec Assessment Ref Cap Imp 34th Street Business
  Imp, 01-01-21                                                       4.375      Aa3            1,380       1,276,459
Albany Parking Auth,
  Rev Ref Ser 2001A, 07-15-25                                         5.625      BBB+             750         757,515
Chautauqua Tobacco Asset Securitization Corp,
  Tobacco Settlement Rev Asset Backed Bond,
  07-01-40                                                            6.750      BBB            1,000         973,420
Glen Cove Housing Auth,
  Rev Sr Living Facil The Mayfair Proj, 10-01-26                      8.250      BB+              990       1,047,192
Islip Community Development Agency,
  Community Dev Rev Ref NY Institute of Technology
  Proj, 03-01-26                                                      7.500      AAA            1,500       1,735,380
Long Island Power Auth,
  Elec Sys Rev Cap Apprec, 06-01-27                                    Zero      AAA            1,000         284,640
Metropolitan Transportation Auth,
  Commuter Facil Rev 1987 Serv Contract Ser 3,
  07-01-08                                                            7.375      A3               855         979,155
  Rev Ref Serv Contract Ser 2002A, 01-01-29                           5.125      AA-            1,000         989,430
  Rev Ser 2002A, 11-15-31                                             5.125      A              1,150       1,127,218
Monroe Newpower Corp,
  Pwr Facil Rev, 01-01-16                                             5.100      BBB+           1,000         993,600
Monroe Tobacco Asset Securitization Corp,
  Tobacco Settlement Rev Asset Backed Bond,
  06-01-35                                                            6.375      BBB            1,000         951,060
Nassau County Industrial Development Agency,
  Civic Facil Rev Ser 2001A North Shore Hlth Sys Proj,
  11-01-21                                                            6.250      A-               275         291,989
  Civic Facil Rev Ser 2001B North Shore Hlth Sys Proj,
  11-01-11                                                            5.875      A-               450         479,281
New York, City of,
  Gen Oblig Fiscal 1991 Ser B, 06-01-07                               8.250      A                200         236,726
  Gen Oblig Fiscal 1991 Ser D Unref Bal, 08-01-04                     8.000      A                  5           5,130
  Gen Oblig Fiscal 1991 Ser F Unref Bal, 11-15-03                     8.200      A                 20          20,268
  Gen Oblig Ser 2001B, 12-01-17                                       5.250      A              1,500       1,522,965
New York City Health & Hospital Corp,
  Hlth Sys Rev Ser 2002A, 02-15-26                                    5.375      BBB              500         501,000
New York City Industrial Development Agency,
  Civic Facil Rev Polytechnic Univ Proj, 11-01-30                     6.125      BB+            1,000         866,060
  Civic Facil Rev Ser 2002A Lycee Francais de New York
  Proj, 06-01-23                                                      5.375      A              1,000         993,300
  Rev Airis JFK I Llc Ser 2001A Proj, 07-01-28                        5.500      BBB-           1,000         921,150
  Rev Ref Brooklyn Navy Yard Cogeneration Partners,
  10-01-28                                                            5.650      BBB-           1,000         884,220
  Rev Ref LaGuardia Assoc LP Proj, 11-01-28 (B)                       6.000      D                750         431,085
New York City Municipal Water Finance Auth,
  Wtr & Swr Sys Rev Ref, 06-15-33                                     5.500      AA             2,500       2,589,575
  Wtr & Swr Sys Rev Ref Cap Apprec Ser 2001D,
  06-15-20                                                             Zero      AA             2,000         872,620
  Wtr & Swr Sys Rev Ref Ser 1996A, 06-15-26                           5.375      AAA            1,000       1,013,080
  Wtr & Swr Sys Rev Ref Ser 2000B, 06-15-33                           6.000      AA               460         523,986
  Wtr & Swr Sys Rev Ref Ser 2000B Preref, 06-15-33                    6.000      AA               740         863,750
New York City Transitional Finance Auth,
  Rev Future Tax Sec Bond Ser B, 11-15-29                             6.000      AA+            1,000       1,165,710
  Rev Future Tax Sec Bond Ser C, 02-01-17                             5.375      AA+            1,000       1,065,790
New York Local Government Assistance Corp,
  Rev Ref Ser 1993C, 04-01-17                                         5.500      AA             1,225       1,344,548
  Rev Ref Cap Apprec Ser 1993C, 04-01-14                               Zero      AAA            1,100         692,384
New York Mortgage Agency,
  Homeowner Mtg Rev Ref Ser 57, 10-01-17                              6.300      Aa1              500         525,790
  Homeowner Mtg Rev Ref Ser 94, 10-01-30                              5.900      Aa1              500         517,825
New York, State of,
  Gen Oblig Environmental Quality Fiscal 1994,12-01-14                6.500      AA             1,000       1,087,200
New York State Dormitory Auth,
  Concord Nursing Home Inc Rev, 07-01-29                              6.500      Aa3              500         533,350
  KMH Homes Inc FHA-Ins Mtg Rev Ser 1991, 08-01-31                    6.950      AA             1,110       1,149,405
  Lease Rev State Univ Dorm Facil Ser 2000A, 07-01-30                 6.000      AA-            1,000       1,071,100
  Miriam Osborn Mem Home Rev Ser 2000B, 07-01-25                      6.875      A                750         821,550
  North Shore Long Island Jewish Grp, 05-01-23                        5.375      A3             1,000       1,005,540
  Rev City Univ Sys Cons 4th Gen Ser 2001A, 07-01-31                  5.250      AA-            1,500       1,603,155
  Rev Ref Lenox Hill Hosp Oblig Group, 07-01-30                       5.500      A3             1,000       1,002,690
  St. Luke's-Roosevelt Hospital Center Rev Ser 2000B,
  08-15-40                                                             Zero      AAA            3,000         325,080
  State Univ Ed Facil Rev Ser 1993A, 05-15-15                         5.250      AAA            1,000       1,091,440
  State Univ Ed Facil Rev Ser 1993A, 05-15-19                         5.500      AA-            2,000       2,187,880
  State Univ Ed Facil Rev Ser 2000B, 05-15-23                         5.375      AA-            1,000       1,128,430
  Univ of Rochester Rev Ser 1987 Unref Bal, 07-01-09                  6.500      A+                20          20,083
  Univ of Rochester Ser 2000A, Step Coupon
  (6.05%, 07-01-10), 07-01-25                                          Zero      AAA            1,000         698,520
New York State Environmental Facil Corp,
  State Wtr Poll Control Rev, 06-15-11                               15.399#     AAA              500         721,925
  State Wtr Poll Control Revolving Fund Rev Ser 1991E
  Unref Bal, 06-15-10                                                 6.875      AAA               40          42,248
New York State Housing Finance Agency,
  Ins Multi-Family Mtg Hsg 1992 Ser C, 08-15-14                       6.450      AAA              500         505,470
  Ins Multi-Family Mtg Hsg 1994 Ser C, 08-15-14                       6.450      Aa1            1,000       1,025,190
New York State Medical Care Facilities Finance Agency,
  Rev Mental Hlth 1994 Ser E Unref Bal, 08-15-19                      6.250      AAA               30          32,085
New York State Power Auth,
  Gen Purpose Ser W, 01-01-08                                         6.500      AAA              250         283,335
  Rev Ser 2000A, 11-15-40                                             5.250      AA-            1,000       1,005,400
New York State Thruway Auth,
  Personal Income Tax Rev Transportation Ser 2003A,
  03-15-22                                                            5.000      AAA            1,000       1,009,050
Onondaga County Industrial Development Agency,
  Rev Sr Air Cargo, 01-01-32                                          6.125      Baa3           1,000         987,970
Orange County Industrial Development Agency,
  Civic Facil Rev Ser 2001C Arden Hill Care Ctr,
  Newburgh, 08-01-31                                                  7.000      BB+              500         484,500
Port Auth of New York and New Jersey,
  Spec Proj KIAC Partners Proj Ser 4, 10-01-19                        6.750      BBB            1,500       1,528,560
Suffolk County Industrial Development Agency,
  Civic Facil Rev Ser 2002B Huntington Hosp Proj,
  11-01-22                                                            6.000      BBB            1,000       1,040,810
  Continuing Care Retirement Rev Peconic Landing
  Ser 2000A, 10-01-30                                                 8.000      BB+              500         490,195
Triborough Bridge & Tunnel Auth,
  Gen Purpose Rev Ser 1992Y, 01-01-21                                 6.125      AAA            1,500       1,747,845
  Gen Purpose Rev Ser 1993, 01-01-21                                   Zero      AAA            1,500         649,080
TSASC, Inc.,
  Tobacco Settlement Asset Backed Bond Ser 1,
  07-15-24                                                            5.500      BBB            1,625       1,407,185
Ulster Tobacco Asset Securitization Corp,
  Tobacco Settlement Rev Asset Backed Bond, 06-01-40                   Zero      Baa2           1,000         565,400
Upper Mohawk Valley Regional Water Finance Auth,
  Wtr Sys Rev Cap Apprec, 04-01-22                                     Zero      Aaa            2,230         868,139
Westchester County Healthcare Corp,
  Rev Ref Sr Lien Ser 2000A, 11-01-30                                 6.000      A              1,150       1,198,806
Yonkers Industrial Development Agency,
  Civic Facil Rev Ser 2001A Community Development
  Properties, 02-01-26                                                6.625      BBB-           1,000       1,049,430

Puerto Rico 8.97%                                                                                           6,466,024
Puerto Rico Aqueduct and Sewer Auth,
  Rev Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.755#     AAA            2,000       2,575,480
Puerto Rico Highway & Transportation Auth,
  Trans Rev Ser 2000B, 07-01-26                                       6.000      A              1,000       1,052,430
Puerto Rico Public Building Auth,
  Rev Gtd Govt Facil Ser A, 07-01-12                                  6.250      AAA            1,110       1,308,834
Puerto Rico Public Finance Corp,
  Commonwealth Approp Ser 2002E, 08-01-29                             5.500      BBB+           1,500       1,529,280

Virgin Islands 2.91%                                                                                        2,095,350
Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note Ser 1999A,
  10-01-24                                                            6.500      BBB-             535         586,815
  Rev Sub Lien Fund Ln Notes Ser 1998E, 10-01-18                      5.875      BB+            1,500       1,508,535

TOTAL INVESTMENTS 96.04%                                                                                  $69,234,326

OTHER ASSETS AND LIABILITIES, NET 3.96%                                                                    $2,853,592

TOTAL NET ASSETS 100.00%                                                                                  $72,087,918


  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available. # Represents rate in effect on August 31, 2003.

(B) Non-income producing issuer, filed for protection under the Federal Bankruptcy Code or is in default on interest payment.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

August 31, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                      VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                         OF NET ASSETS
General Obligation                                    5.80%
Revenue Bonds -- Authority                           10.74
Revenue Bonds -- Anticipation Note                    2.12
Revenue Bonds -- Bridge & Toll Road                   2.43
Revenue Bonds -- Building                             0.38
Revenue Bonds -- Combined                             8.19
Revenue Bonds -- Education                           14.43
Revenue Bonds -- Electric                             2.91
Revenue Bonds -- Environment                          1.00
Revenue Bonds -- General Purpose                      0.96
Revenue Bonds -- Health                               8.72
Revenue Bonds -- Highway                              2.86
Revenue Bonds -- Housing                              4.31
Revenue Bonds -- Improvement                          2.58
Revenue Bonds -- Industrial Development               9.43
Revenue Bonds -- Industrial Revenue                   0.74
Revenue Bonds -- Other                                5.32
Revenue Bonds -- Parking Garage/Authority             1.05
Revenue Bonds -- Power                                1.38
Revenue Bonds -- Single Family                        0.72
Revenue Bonds -- Transportation                       5.19
Revenue Bonds -- Water & Sewer                        4.78

Total tax-exempt long-term bonds                     96.04%

See notes to
financial statements.



ASSETS AND
LIABILITIES

August 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $65,926,879)                           $69,234,326
Cash                                                                2,058,916
Receivable for shares sold                                             19,803
Interest receivable                                                   909,195
Other assets                                                            4,563

Total assets                                                       72,226,803

LIABILITIES
Payable for shares repurchased                                          7,988
Dividends payable                                                      30,506
Payable to affiliates
Management fee                                                         29,072
Distribution and service fee                                            5,479
Other                                                                   7,943
Other payables and accrued expenses                                    57,897

Total liabilities                                                     138,885

NET ASSETS
Capital paid-in                                                    70,149,943
Accumulated net realized loss on investments                       (1,388,797)
Net unrealized appreciation of investments                          3,307,447
Accumulated net investment income                                      19,325

Net assets                                                        $72,087,918

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($45,582,153 [DIV] 3,768,026 shares)                           $12.10
Class B ($21,742,762 [DIV] 1,797,399 shares)                           $12.10
Class C ($4,763,003 [DIV] 393,794 shares)                              $12.10

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.10 [DIV] 95.5%)                                         $12.67
Class C ($12.10 [DIV] 99%)                                             $12.22


1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.



OPERATIONS

For the year ended
August 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                           $4,198,867

Total investment income                                             4,198,867

EXPENSES
Investment management fee                                             378,459
Class A distribution and service fee                                  144,011
Class B distribution and service fee                                  229,617
Class C distribution and service fee                                   47,264
Transfer agent fee                                                     54,001
Accounting and legal services fee                                      25,656
Custodian fee                                                          25,574
Auditing fee                                                           21,600
Registration and filing fee                                            13,711
Printing                                                               13,118
Miscellaneous                                                           6,942
Trustees' fee                                                           4,998
Legal fee                                                               1,279

Total expenses                                                        966,230
Less expense reductions                                               (12,925)

Net expenses                                                          953,305

Net investment income                                               3,245,562

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                                     (409,832)
Change in unrealized appreciation (depreciation)
  of investments                                                   (1,965,983)

Net realized and unrealized loss                                   (2,375,815)

Increase in net assets from operations                               $869,747

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed dur-
ing the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                     YEAR          YEAR
                                                    ENDED         ENDED
                                                  8-31-02       8-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $3,139,525    $3,245,562
Net realized loss                                (523,196)     (409,832)
Change in net unrealized
  appreciation (depreciation)                     172,705    (1,965,983)

Increase in net assets from operations          2,789,034       869,747

Distributions to shareholders
From net investment income
Class A                                        (2,262,789)   (2,162,735)
Class B                                          (808,139)     (874,326)
Class C                                           (54,850)     (178,315)
                                               (3,125,778)   (3,215,376)
From Fund share transactions                    9,629,303      (544,540)

NET ASSETS
Beginning of period                            65,685,528    74,978,087

End of period 1                               $74,978,087   $72,087,918

1 Includes accumulated net investment income of $19,344 and $19,325, respectively.

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           8-31-99     8-31-00     8-31-01     8-31-02 1   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.62      $11.76      $11.82      $12.57      $12.48
Net investment income 2                                   0.63        0.61        0.58        0.58        0.56
Net realized and unrealized
  gain (loss) on investments                             (0.75)       0.06        0.75       (0.09)      (0.38)
Total from
  investment operations                                  (0.12)       0.67        1.33        0.49        0.18
Less distributions
From net investment income                               (0.63)      (0.61)      (0.58)      (0.58)      (0.56)
From net realized gain                                   (0.11)         --          --          --          --
In excess of net realized gain                              -- 3        --          --          --          --
                                                         (0.74)      (0.61)      (0.58)      (0.58)      (0.56)
Net asset value,
  end of period                                         $11.76      $11.82      $12.57      $12.48      $12.10
Total return 4,5 (%)                                     (1.08)       5.95       11.54        4.04        1.43

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $48         $43         $48         $49         $46
Ratio of expenses
  to average net assets (%)                               0.70        0.77        0.97        1.05        1.00
Ratio of adjusted expenses
  to average net assets 6 (%)                             1.08        1.13        1.12        1.06        1.02
Ratio of net investment income
  to average net assets (%)                               5.06        5.28        4.77        4.71        4.55
Portfolio turnover (%)                                      58          63          54          36          17

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-99     8-31-00     8-31-01     8-31-02 1   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.62      $11.76      $11.82      $12.57      $12.48
Net investment income 2                                   0.54        0.53        0.49        0.49        0.47
Net realized and unrealized
  gain (loss) on investments                             (0.75)       0.06        0.75       (0.09)      (0.38)
Total from
  investment operations                                  (0.21)       0.59        1.24        0.40        0.09
Less distributions
From net investment income                               (0.54)      (0.53)      (0.49)      (0.49)      (0.47)
From net realized gain                                   (0.11)         --          --          --          --
In excess of net realized gain                              -- 3        --          --          --          --
                                                         (0.65)      (0.53)      (0.49)      (0.49)      (0.47)
Net asset value,
  end of period                                         $11.76      $11.82      $12.57      $12.48      $12.10
Total return 4,5 (%)                                     (1.77)       5.21       10.76        3.31        0.72

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $8          $8         $17         $23         $22
Ratio of expenses
  to average net assets (%)                               1.40        1.47        1.67        1.75        1.70
Ratio of adjusted expenses
  to average net assets 6 (%)                             1.78        1.83        1.82        1.76        1.72
Ratio of net investment income
  to average net assets (%)                               4.36        4.58        4.07        4.01        3.85
Portfolio turnover (%)                                      58          63          54          36          17

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 7   8-31-00     8-31-01     8-31-02 1   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.39      $11.76      $11.82      $12.57      $12.48
Net investment income 2                                   0.22        0.53        0.50        0.49        0.47
Net realized and unrealized
  gain (loss) on investments                             (0.63)       0.06        0.75       (0.09)      (0.38)
Total from
  investment operations                                  (0.41)       0.59        1.25        0.40        0.09
Less distributions
From net investment income                               (0.22)      (0.53)      (0.50)      (0.49)      (0.47)
Net asset value,
  end of period                                         $11.76      $11.82      $12.57      $12.48      $12.10
Total return 4,5 (%)                                     (3.24) 8     5.21       10.77        3.31        0.72

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        -- 9        $1          $3          $5
Ratio of expenses
  to average net assets (%)                               1.40 10     1.47        1.67        1.75        1.70
Ratio of adjusted expenses
  to average net assets 6 (%)                             1.78 10     1.83        1.82        1.76        1.72
Ratio of net investment income
  to average net assets (%)                               4.23 10     4.58        4.07        4.01        3.81
Portfolio turnover (%)                                      58          63          54          36          17

1 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The change had no effect on per share amounts for the year ended 8-31-02, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99% for Class A, Class B and Class C, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

7 Class C shares began operations on 4-1-99.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock New York Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the State of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,010,436 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2008 -- $414,005, August 31, 2010 -- $181,898 and August 31, 2011 -- $414,533. Net capital losses of
$328,747 that are attributable to security transactions incurred after October 31, 2002, are treated as arising on September 1, 2003, the first day of the Fund's next taxable year.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $33 and exempt income $3,215,343. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2003, the components of distributable earnings on a tax basis included $53,351 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the custody expense reduction related to custody fee offsets amounted to $12,925, or 0.02% of the Fund's average net assets, for the year ended August 31, 2003. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended August 31, 2003, JH Funds received net up-front sales charges of $72,621 with regard to sales of Class A shares. Of this amount, $8,719 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $48,572 was paid as sales commissions to unrelated broker-dealers and $15,330 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended August 31, 2003, JH Funds received net up-front sales charges of $29,703 with regard to sales of Class C shares. Of this amount, $29,702 was paid as sales commissions to unrelated broker-dealers and $1 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2003, CDSCs received by JH Funds amounted to $80,883 for Class B shares and $3,271 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                     YEAR ENDED 8-31-02            YEAR ENDED 8-31-03
                               SHARES            AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                          646,298        $7,928,002       525,847      $6,529,161
Distributions reinvested      122,714         1,506,073       120,237       1,493,522
Repurchased                  (687,901)       (8,457,808)     (796,522)     (9,886,186)
Net increase (decrease)        81,111          $976,267      (150,438)    ($1,863,503)

CLASS B SHARES
Sold                          659,359        $8,142,380       261,153      $3,256,154
Distributions reinvested       37,786           463,804        43,401         539,183
Repurchased                  (211,181)       (2,595,172)     (335,592)     (4,158,701)
Net increase (decrease)       485,964        $6,011,012       (31,038)      ($363,364)

CLASS C SHARES
Sold                          225,846        $2,776,084       248,027      $3,095,577
Distributions reinvested        1,961            24,185         6,392          79,442
Repurchased                   (12,975)         (158,245)     (120,481)     (1,492,692)
Net increase                  214,832        $2,642,024       133,938      $1,682,327

NET INCREASE (DECREASE)       781,907        $9,629,303       (47,538)      ($544,540)

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2003, aggregated $12,434,024 and $15,067,692, respectively.

The cost of investments owned on August 31, 2003, including short-term investments, for federal income tax purposes was $65,889,249. Gross unrealized appreciation and depreciation of investments aggregated $4,261,849 and $916,772, respectively, resulting in net unrealized appreciation of $3,345,077. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

NOTE E
Reclassification of accounts

During the year ended August 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $13,569, a decrease in accumulated net investment income of $30,205 and an increase in capital paid-in of $16,636. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and accretion of market discount tax adjustment. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock New York Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for credit ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the "Fund") at August 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 10, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2003.

None of the 2003 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.99% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 4.28%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1987                21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1987                21
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Trustee, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin, 2 Born: 1932                                                             1996                21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                32
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore, 2 Born: 1939                                                                 1996                31
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                22
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                54
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management & Research LLC, John Hancock Advisers, LLC (the "Adviser")
and The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds"), Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2000                54
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1987
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1001
                                     Boston, MA 02217-1001

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                             1-800-225-5291

On the Fund's Web site               www.jhfunds.com/proxy

On the SEC's Web site                www.sec.gov



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
New York Tax-Free Income Fund.

7600A  8/03
       10/03

John Hancock
Massachusetts
Tax-Free Income
Fund

ANNUAL
REPORT

8.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

Trustees & officers
page 26

For your information
page 29


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first eight months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 35.56% through August, while the Dow Jones Industrial Average was up 14.68% and the Standard & Poor's 500 Index returned 15.94%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 18.53% through August, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund, you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 1-800-732-5543. Separately, for information about your investments in John Hancock mutual funds, please contact your financial adviser or our Customer Service representatives at 1-800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of August 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
exempt from
federal and
Massachusetts
personal income
taxes, consistent
with preservation
of capital.

Over the last twelve months

* The bond markets were volatile in response to changing views on the direction of inflation, interest rates and the economy.

* Massachusetts continued to grapple with fiscal challenges, although it emerged better than many states across the U.S.

* The Fund benefited from essential-purpose and education holdings, but tobacco bond holdings proved disappointing.

[Bar chart with heading "John Hancock Massachusetts Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2003." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.57% total return for Class A. The second bar represents the 2.85% total return for Class B. The third bar represents the 2.85% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.5%   Massachusetts Turnpike Auth., 1-1-23, 5.125%
 3.6%   Route 3 North Transit Improvement Assoc., 6-15-29, 5.375%
 3.5%   Holyoke Gas and Electric Department, 12-1-31, 5.000%
 3.3%   Mass. Industrial Finance Agency, 12-1-20, 6.750%
 2.7%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.755%
 2.4%   Mass. Water Pollution Abatement Trust, 2-1-31, 5.125%
 2.3%   Mass. Health and Ed. Facilities Auth., 12-15-31, 9.200%
 2.1%   Mass. Health and Ed. Facilities Auth., 7-15-37, 5.125%
 2.0%   Mass. Development Finance Agency, 2-1-22, 5.250%
 2.0%   Mass. Development Finance Agency, 11-1-28, 5.450%

As a percentage of net assets on August 31, 2003.



MANAGERS'
REPORT

BY DIANNE SALES, CFA, AND JAMES T. COLBY, III,
PORTFOLIO MANAGERS

John Hancock
Massachusetts Tax-Free Income Fund

James T. Colby joined John Hancock Funds' tax-exempt management team in July 2003. A vice president, he has 23 years of investment experience.

After three consecutive years of strong gains, municipal bonds turned in lackluster results for the 12-month period ending August 31, 2003. During much of the period, munis rallied in response to interest-rate cuts by the Federal Reserve Board, continued strong demand for fixed-income investments and disappointingly slow economic growth, which kept a lid on inflationary pressures. But by late spring 2003, demand for bonds began to cool when the Iraq-related uncertainties that had weighed on the economy eased. In early summer, signs of domestic and global economic improvement, better-than-expected corporate earnings, and a growing sense that the Fed's next move would be to raise, rather than lower, interest rates dramatically lessened the demand for bonds and caused an unexpectedly abrupt selloff. From mid-June through the end of July, municipal bonds suffered one of their worst six-week periods ever, more than erasing the gains they had enjoyed earlier in the period. In August, the bond markets recovered, boosted by low inflation numbers and comments from the Fed supporting continued low interest rates.

"After three consecutive
 years of strong gains,
 municipal bonds turned
 in lackluster results..."

Massachusetts, like many states, continued to grapple with serious fiscal challenges during the year, although it emerged in a stronger position than many other states across the nation. Its ability to pass a budget on a relatively timely basis, among other things, helped to ensure the state's stable credit rating.

PERFORMANCE REVIEW

[Photos of Dianne Sales and James Colby flush right next to first paragraph.]

For the 12 months ended August 31, 2003, John Hancock Massachusetts Tax-Free Income Fund's Class A, Class B and Class C shares returned 3.57%, 2.85% and 2.85%, respectively, at net asset value. For the same one-year period, the average Massachusetts municipal bond fund returned 2.18%, according to Lipper, Inc.,1 and the Lehman Brothers Municipal Bond Index returned 3.14%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

Generally, our sector weightings in essential-purpose utilities, health care and education benefited the Fund. In terms of security selection, one standout was our position in Harvard Pilgrim Health Care. Financial troubles at this HMO had forced the state to take control in the late 1990s. We purchased HPHC as it emerged from state oversight, and it has since exhibited positive financials, with improving enrollments and effective cost containment, resulting in higher prices for our shareholders.

"...our sector weightings
 in essential-purpose
 utilities, health care
 and education benefited
 the Fund."

ESSENTIAL SERVICES HOLD UP

Other strong performers during the period included bonds tied to essential-purpose facilities, whether government owned and operated or privately owned. Our holdings in essential-services bonds -- such as water, sewer and electric utilities -- produced steady revenues that supported credit quality despite the economic downturn. State-issued general-obligation and appropriated debt remained under pressure throughout the period, because of both the state's budget difficulties and the overall increase in state debt issuance. But its ability to pass a reasonably timely and balanced budget put Massachusetts in better shape than other states. Other positives for the Fund included our holdings in education bonds, which were in fairly strong demand during the period due to their combination of attractive yields and economically resilient revenues. Careful credit selection in our health-care names protected the Fund from experiencing difficulties in this sector.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Education 23%, the second is Health 12%, the third Highway 9%, the fourth Industrial revenue 6% and the fifth Water & sewer 6%.]

TOBACCO BONDS HURT

Detracting from performance were our holdings in tobacco asset-securitized bonds. Although Massachusetts hasn't issued any tobacco bonds, the Fund had purchased an issue by the government of Puerto Rico, which is tax-free in all 50 states. These bonds initially came under pressure with an increase in supply, and were further depressed by concerns about unresolved litigation against Philip Morris, a major participant in the tobacco company settlement with the states. However, we have not trimmed this position yet because we believe that despite current litigation uncertainty, the bonds offer a good combination of value and yield to a Massachusetts portfolio.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-02." The chart is divided into three sections (from top to left): General obligation bonds 6%, Revenue bonds 90% and Short-term investments and other 4%.]

Our holdings in long-duration bonds, which helped throughout most of the period, detracted from performance more recently. Duration is a measure of how sensitive a bond's price is to interest-rate changes. The longer the duration, the more sensitive the bond's price. When rates were declining, and prices rising, these long-duration bonds performed well. But when rates and bond yields moved higher in the summer, they underperformed. Given the dramatic shift in investor sentiment and the direction of the bond market, we've begun to shorten the portfolio's duration, selling some of those long-duration bonds in the process.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Essential-purpose bonds followed by an up arrow with the phrase "Steady revenues amid economic weakness." The second listing is Education bonds followed by an up arrow with the phrase "Attractive yields and resilient revenues." The third listing is Tobacco bonds followed by a down arrow with the phrase "Litigation concerns and heavy supply."]

OUTLOOK

We believe that the economy will continue to improve through the end of 2003, although the extent of that improvement is debatable. Arguing in favor of very strong economic growth is the massive economic stimulus resulting from tax cuts and the Federal Reserve Board's stated commitment to keeping the economy growing. However, we think it's more likely that the pace of growth will be gradual because higher mortgage rates and a weak job market could dampen consumer spending, keeping a lid on inflation. As for Massachusetts municipal bonds, we're heartened by the fact that the state has done a very credible job in dealing with its fiscal challenges and has maintained its credit rating. However, we'll continue -- as always -- to monitor developments closely.

"We believe that the
 economy will continue
 to improve through the
 end of 2003..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
August 31, 2003

                                            Class A      Class B      Class C
Inception date                               9-3-87      10-3-96       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -1.09%       -2.10%        0.81%
Five years                                    3.75%        3.63%          --
Ten years                                     4.92%          --           --
Since inception                                 --         5.17%        3.89%

Cumulative total returns with maximum sales charge (POP)
One year                                     -1.09%       -2.10%        0.81%
Five years                                   20.21%       19.55%          --
Ten years                                    61.67%          --           --
Since inception                                 --        41.64%       18.34%

SEC 30-day yield as of August 31, 2003
                                              4.28%        3.78%        3.74%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $17,644 as of August 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Massachusetts Tax-Free Income Fund, without sales charge (NAV), and is equal to $16,934 as of August 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Massachusetts Tax-Free Income Fund, with maximum sales charge (POP), and is equal to $16,167 as of August 31, 2003.

                  Cum Value        Cum Value       Lehman
                   of $10K          of $10K       Municipal
Plot Date         (No Load)        (w/Load)      Bond Index

8/31/1993          $10,000          $9,500        $10,000
2/28/1994           10,054           9,598         10,105
8/31/1994            9,905           9,456         10,014
2/28/1995           10,179           9,718         10,295
8/31/1995           10,663          10,180         10,902
2/29/1996           11,169          10,663         11,432
8/31/1996           11,174          10,668         11,473
2/28/1997           11,805          11,270         12,062
8/31/1997           12,275          11,719         12,533
2/28/1998           12,941          12,354         13,164
8/31/1998           13,457          12,847         13,617
2/28/1999           13,729          13,107         13,974
8/31/1999           13,338          12,734         13,695
2/29/2000           13,187          12,589         13,663
8/31/2000           14,027          13,391         14,608
2/28/2001           14,778          14,109         15,371
8/31/2001           15,492          14,790         16,102
2/28/2002           15,643          14,935         16,422
8/31/2002           16,350          15,609         17,107
2/28/2003           16,935          16,168         17,681
8/31/2003           16,934          16,167         17,644

                                   Class B 1      Class C 1
Period beginning                   10-3-96         4-1-99
Without sales charge               $14,164        $11,957
With maximum sales charge               --        $11,834
Index                              $15,167        $12,609

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2003

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

STATE, ISSUER, DESCRIPTION,                                        INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE

TAX-EXEMPT LONG-TERM BONDS 95.89%                                                                         $92,316,389
(Cost $87,879,514)

Florida 0.89%                                                                                                 861,605
Capital Trust Agency,
  Rev Seminole Tribe of Florida Convention &
  Resort Hotel Facil Ser 2002A, 10-01-33                             10.000%     BB              $500         586,365
  Rev Seminole Tribe of Florida Convention &
  Resort Hotel Facil Ser 2003A, 10-01-33                              8.950      BB               250         275,240

Massachusetts 87.93%                                                                                       84,648,980
Boston City Industrial Development Financing Auth,
  Sewage Facil Rev 1991 Harbor Elec Energy Co
  Proj, 05-15-15                                                      7.375      BBB              245         246,031
Boston Water and Sewer Commission,
  Gen Rev 1992 Sr Ser A, 11-01-13                                     5.750      AA-              500         562,270
Freetown Lakeville Regional School District,
  Gen Oblig Unltd, 07-01-23                                           5.000      AAA            1,000       1,008,780
Holyoke Gas and Electric Department,
  Rev Ser A, 12-01-31                                                 5.000      Aaa            3,410       3,339,004
Massachusetts Bay Transportation Auth,
  Gen Trans Sys Rev Ref Ser 1994A, 03-01-14                           7.000      AA             1,000       1,228,370
  Gen Trans Sys Rev Ser 1997D MBIA IBC, 03-01-27                      5.000      AAA            1,000         988,820
  Rev Assessment Ser 2000A, 07-01-30                                  5.250      AAA            1,000       1,009,070
Massachusetts College Building Auth,
  Rev Ref Cap Apprec Ser 2003B, 05-01-19                               Zero      AAA            1,000         452,790
Massachusetts, Commonwealth of,
  Gen Oblig Ref Consol Ln Ser 2001C, 12-01-19                         5.375      AA-            1,000       1,117,480
Massachusetts Development Finance Agency,
  Concord-Assabet Family Servs Rev Ref, 11-01-28                      6.000      Caa3             850         600,627
  Resource Recovery Rev Ogden Haverhill Proj
  Ser 1998B, 12-01-19                                                 5.500      BBB            1,500       1,349,955
  Resource Recovery Rev Southeastern MA Sys
  Ser 2001A, 01-01-16                                                 5.625      AAA              500         542,530
  Rev Belmont Hill School, 09-01-31                                   5.000      A              1,000         969,240
  Rev Deerfield Academy Ser 2003A, 10-01-28                           5.000      AAA            1,000       1,001,770
  Rev Mass College of Pharmacy & Allied Health
  Sciences, 07-01-33                                                  5.750      BBB            1,000         977,600
  Rev Ref Combined Jewish Philanthropies
  Ser 2002A, 02-01-22                                                 5.250      Aa3            1,875       1,932,544
  Rev Volunteers of America Concord Assisted Living
  Ser 2000A, 10-20-41                                                 6.900      AAA            1,000       1,119,260
  Rev YMCA Greater Boston Iss, 11-01-19                               5.350      BBB+           1,000         989,260
  Rev YMCA Greater Boston Iss, 11-01-28                               5.450      BBB+           2,000       1,923,600
Massachusetts Educational Financing Auth,
  Ed Ln Rev Iss D Ser 1991A, 01-01-09                                 7.250      AAA              120         122,257
Massachusetts Health and Educational Facilities Auth,
  Rev Boston College Iss Ser J Unref Bal, 07-01-21                    6.625      AAA               35          35,525
  Rev Civic Investments Ser 2002B, 12-15-31                           9.200      BB             2,000       2,247,300
  Rev Dana-Farber Cancer Institute Ser G-1, 12-01-22                  6.250      A                500         521,855
  Rev Harvard Univ Iss Ser FF, 07-15-37                               5.125      AAA            2,000       2,012,780
  Rev Harvard Univ Iss Ser W, 07-01-35                                6.000      AAA            1,000       1,169,360
  Rev Jordan Hosp Ser 2003E, 10-01-33                                 6.750      BBB-           1,500       1,434,270
  Rev Melrose-Wakefield Hosp Iss Ser B, 07-01-06                      6.350      AAA              500         511,950
  Rev Milford-Whitinsville Hosp Ser D, 07-15-32                       6.350      BBB-           1,500       1,517,190
  Rev New England Medical Ctr Hosp Ser 2002H,
  05-15-25                                                            5.000      AAA              500         488,950
  Rev Ref Boston College Iss Ser L, 06-01-26                          5.000      AA-            1,500       1,483,800
  Rev Ref Boston College Iss Ser L, 06-01-31                          4.750      AA-            1,000         938,390
  Rev Ref Brandeis Univ Iss Ser J, 10-01-26                           5.000      Aaa            1,750       1,738,065
  Rev Ref Harvard Pilgrim Health Ser A, 07-01-18                      5.000      AAA            1,000       1,000,510
  Rev Ref Harvard Univ Ser 2001DD, 07-15-35                           5.000      AAA            1,000         987,530
  Rev Ref Partners HealthCare Sys Ser 2001C, 07-01-32                 5.750      AA-            1,000       1,028,510
  Rev Ref Tufts Univ Ser 2002J, 08-15-17                              5.500      AA-              500         554,700
  Rev Ref Univ of Mass Worcester Campus Ser 2001B,
  10-01-31                                                            5.250      AAA            1,500       1,520,640
  Rev Ref Wellesley College, 07-01-24                                 5.000      AA+            1,000       1,005,340
  Rev Ref Williams College Ser 2003H, 07-01-33                        5.000      AA+            1,500       1,477,035
  Rev Simmons College Ser 2000D, 10-01-29                             6.150      AAA            1,000       1,182,550
  Rev South Shore Hosp Ser F, 07-01-29                                5.750      A              1,000       1,003,660
  Rev St Luke's Hosp, 08-15-23                                       10.400#     AAA              500         522,760
  Rev Wheelock College Ser 2000B, 10-01-30                            5.625      Aaa            1,000       1,052,340
Massachusetts Housing Finance Agency,
  Hsg Rev Rental Mtg Ser 2001A, 07-01-30                              5.800      AAA            1,000       1,024,250
  Rev Insured Rental Hsg 1994 Ser A, 07-01-14                         6.600      AAA              960         987,350
Massachusetts Industrial Finance Agency,
  Assisted Living Facil Rev Newton Group Properties
  LLC Proj, 09-01-27                                                  8.000      BB             1,000       1,061,430
  Assisted Living Facil Rev TNG Marina Bay LLC Proj,
  12-01-27                                                            7.500      BB             1,000       1,013,190
  Resource Recovery Rev Ref Ogden Haverhill Proj
  Ser 1998A, 12-01-19                                                 5.600      BBB              500         451,470
  Resource Recovery Rev Ref Ser 1993A Refusetech Inc
  Proj, 07-01-05                                                      6.300      BBB+           1,390       1,419,857
  Rev Assumption College Iss 1996, 07-01-26                           6.000      AAA            1,000       1,134,410
  Rev Dana Hall School Iss, 07-01-17                                  5.800      BBB            1,090       1,107,462
  Rev Glenmeadow Retirement Community Ser C,
  02-15-18                                                            8.375      AA             1,000       1,166,720
  Rev St John's High School, 06-01-28                                 5.350      BBB+           1,000         951,110
  Rev Wtr Treatment American Hingham Proj, 12-01-20                   6.750      BBB            3,000       3,137,160
  Rev Wtr Treatment American Hingham Proj, 12-01-29                   6.900      BBB            1,310       1,374,007
  Massachusetts Municipal Wholesale Electric Co,
  Pwr Supply Sys Rev 1993 Reg Inverse Floater,
  07-01-18                                                            9.655#     AAA            1,000       1,045,600
Massachusetts Port Auth,
  Rev Ser C FSR-CR, 07-01-29                                          5.750      AAA            1,250       1,335,900
  Rev Special Facil Ser A USAir Proj, 09-01-16                        5.750      AAA            1,000       1,033,120
Massachusetts Turnpike Auth,
  Metro Highway Sys Rev Sr Lien Cap Apprec
  Ser 1997C, 01-01-20                                                  Zero      AAA            1,000         431,560
  Metro Highway Sys Rev Sr Ser 1997A, 01-01-23                        5.125      AAA            4,300       4,329,240
Massachusetts Water Pollution Abatement Trust,
  Rev Ref Pool Prog Ser 7, 02-01-31                                   5.125      AAA            2,320       2,328,445
  Wtr Poll Abatement Rev Ref Sub New Bedford Prog
  Ser A, 02-01-26                                                     4.750      Aaa            1,000         947,130
Massachusetts Water Resource Auth,
  Gen Rev Ref 1993 Ser C, 12-01-23                                    4.750      AA             1,000         959,700
  Gen Rev Ref 2002 Ser B, 08-01-27                                    5.125      AAA            1,000       1,000,650
Nantucket, Town of,
  Gen Oblig Municipal Purpose Ln of 1991, 12-01-11                    6.800      Aaa               25          25,343
Narragansett Regional School District,
  Gen Oblig Unltd, 06-01-18                                           5.375      Aaa            1,000       1,067,880
Pittsfield, City of,
  Gen Oblig Ltd, 04-15-19                                             5.000      AAA            1,000       1,034,980
Plymouth, County of,
  Cert of Part Ref Correctional Facility Proj, 04-01-22               5.000      AAA            1,000       1,003,090
Rail Connections, Inc.,
  Rev Cap Apprec Rte 128 Pkg Ser 1999B, 07-01-18                       Zero      Aaa            1,750         818,720
  Rev Cap Apprec Rte 128 Pkg Ser 1999B, 07-01-19                       Zero      Aaa            2,415       1,057,746
Route 3 North Transit Improvement Associates,
  Lease Rev, 06-15-29                                                 5.375      AAA            3,100       3,478,882
University of Massachusetts,
  Bldg Auth Facil Rev Gtd Ser 2000A, 11-01-25                         5.125      AAA            1,000       1,006,310

Puerto Rico 7.07%                                                                                           6,805,804
Childrens Trust Fund (The),
  Tobacco Settlement Rev Asset Backed Bond,
  05-15-33                                                            5.375      BBB              975         782,964
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.755#     AAA            2,000       2,575,480
Puerto Rico, Commonwealth of,
  Gen Oblig Pub Imp Inverse Rate Securities Ser 1996,
   07-01-11                                                          10.720#     AAA            1,000       1,295,020
Puerto Rico Highway and Transportation Auth,
  Highway Rev Cap RITES Ser Y, 07-01-14                               6.250      A              1,000       1,148,740
Puerto Rico Public Buildings Auth,
  Rev Gov't Facils Ser 1997B, 07-01-27                                5.000      AAA            1,000       1,003,600

ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE   (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 3.01%                                                                               $2,899,000
(Cost $2,899,000)

Joint Repurchase Agreement 3.01%
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc. -- Dated 08-29-03,
  due 09-02-03 (Secured by U.S. Treasury Inflation
  Indexed Bonds, 3.625% thru 3.875% due 04-15-28
  thru 04-15-29)                                                                 1.010%        $2,899       2,899,000

TOTAL INVESTMENTS 98.90%                                                                                  $95,215,389

OTHER ASSETS AND LIABILITIES, NET 1.10%                                                                    $1,055,645

TOTAL NET ASSETS 100.00%                                                                                  $96,271,034


* Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

# Represents rate in effect on August 31, 2003.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

August 31, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                     VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                        OF NET ASSETS
General Obligation                                    5.74%
Revenue Bonds -- Authority                            0.81
Revenue Bonds -- Building                             1.33
Revenue Bonds -- Combined                             4.49
Revenue Bonds -- Correctional Facility                1.04
Revenue Bonds -- Economic Development                 2.01
Revenue Bonds -- Education                           22.76
Revenue Bonds -- Electric                             1.08
Revenue Bonds -- Financial                            1.16
Revenue Bonds -- Health                              11.89
Revenue Bonds -- Highway                              8.56
Revenue Bonds -- Hospital                             1.05
Revenue Bonds -- Improvement                          0.61
Revenue Bonds -- Industrial Development               4.90
Revenue Bonds -- Industrial Revenue                   6.42
Revenue Bonds -- Mass Transit                         1.05
Revenue Bonds -- Multi-Family                         2.09
Revenue Bonds -- Other                                3.14
Revenue Bonds -- Pollution Control                    2.42
Revenue Bonds -- Resource Recovery                    0.56
Revenue Bonds -- School                               1.01
Revenue Bonds -- Transportation                       5.49
Revenue Bonds -- Water & Sewer                        6.28

Total tax-exempt long-term bonds                     95.89%

See notes to
financial statements.



ASSETS AND
LIABILITIES

August 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $90,778,514)                           $95,215,389
Cash                                                                      652
Receivable for shares sold                                              3,921
Interest receivable                                                 1,201,820
Other assets                                                            5,090

Total assets                                                       96,426,872

LIABILITIES
Payable for shares repurchased                                         16,167
Dividends payable                                                      41,084
Payable to affiliates
  Management fee                                                       38,498
  Distribution and service fee                                          6,855
  Other                                                                 5,626
Other payables and accrued expenses                                    47,608

Total liabilities                                                     155,838

NET ASSETS
Capital paid-in                                                    91,958,267
Accumulated net realized loss on investments                         (130,964)
Net unrealized appreciation of investments                          4,436,875
Accumulated net investment income                                       6,856

Net assets                                                        $96,271,034

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($65,681,165 [DIV] 5,304,267 shares)                           $12.38
Class B ($23,404,242 [DIV] 1,890,031 shares)                           $12.38
Class C ($7,185,627 [DIV] 580,307 shares)                              $12.38

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.38 [DIV] 95.5%)                                         $12.96
Class C ($12.38 [DIV] 99%)                                             $12.51

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
August 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                           $5,286,704

Total investment income                                             5,286,704

EXPENSES
Investment management fee                                             475,732
Class A distribution and service fee                                  197,456
Class B distribution and service fee                                  235,851
Class C distribution and service fee                                   57,428
Transfer agent fee                                                     76,556
Custodian fee                                                          37,764
Accounting and legal services fee                                      32,224
Registration and filing fee                                            21,127
Auditing fee                                                           18,600
Printing                                                               10,970
Miscellaneous                                                           7,381
Trustees' fee                                                           6,034
Legal fee                                                               1,301

Total expenses                                                      1,178,424
Less expense reductions                                                  (191)

Net expenses                                                        1,178,233

Net investment income                                               4,108,471

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                      100,961
Change in unrealized appreciation (depreciation)
  of investments                                                   (1,118,381)

Net realized and unrealized loss                                   (1,017,420)

Increase in net assets from operations                             $3,091,051

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                     YEAR          YEAR
                                                    ENDED         ENDED
                                                  8-31-02       8-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $3,944,809    $4,108,471
Net realized gain                                  64,052       100,961
Change in net unrealized
  appreciation (depreciation)                     628,585    (1,118,381)

Increase in net assets
  from operations                               4,637,446     3,091,051

Distributions to shareholders
From net investment income
Class A                                        (2,969,335)   (2,945,958)
Class B                                          (826,564)     (889,670)
Class C                                          (109,897)     (215,566)
                                               (3,905,796)   (4,051,194)

From Fund share transactions                    7,198,405     5,403,956

NET ASSETS
Beginning of period                            83,897,166    91,827,221

End of period 1                               $91,827,221   $96,271,034

1 Includes accumulated net investment income of $6,724 and $6,856, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                           8-31-99     8-31-00     8-31-01     8-31-02 1   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.60      $11.85      $11.80      $12.41      $12.50
Net investment income 2                                   0.64        0.64        0.59        0.58        0.57
Net realized and unrealized
  gain (loss) on investments                             (0.75)      (0.05)       0.61        0.08       (0.13)
Total from
  investment operations                                  (0.11)       0.59        1.20        0.66        0.44
Less distributions
From net investment income                               (0.64)      (0.64)      (0.59)      (0.57)      (0.56)
Net asset value,
  end of period                                         $11.85      $11.80      $12.41      $12.50      $12.38
Total return 3,4 (%)                                     (0.96)       5.16       10.44        5.54        3.57

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $58         $60         $63         $65         $66
Ratio of expenses
  to average net assets (%)                               0.70        0.77        0.97        1.03        1.02
Ratio of adjusted expenses
  to average net assets 5 (%)                             1.05        1.09        1.05        1.03        1.02
Ratio of net investment income
  to average net assets (%)                               5.16        5.54        4.90        4.72        4.54
Portfolio turnover (%)                                       6          19          17          15          13

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-99     8-31-00     8-31-01     8-31-02 1   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.60      $11.85      $11.80      $12.41      $12.50
Net investment income 2                                   0.55        0.56        0.51        0.50        0.49
Net realized and unrealized
  gain (loss) on investments                             (0.75)      (0.05)       0.61        0.08       (0.13)
Total from
  investment operations                                  (0.20)       0.51        1.12        0.58        0.36
Less distributions
From net investment income                               (0.55)      (0.56)      (0.51)      (0.49)      (0.48)
Net asset value,
  end of period                                         $11.85      $11.80      $12.41      $12.50      $12.38
Total return 3,4 (%)                                     (1.66)       4.43        9.67        4.80        2.85

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $13         $14         $19         $23         $23
Ratio of expenses
  to average net assets (%)                               1.40        1.47        1.67        1.73        1.72
Ratio of adjusted expenses
  to average net assets 5 (%)                             1.75        1.79        1.75        1.73        1.72
Ratio of net investment income
  to average net assets (%)                               4.46        4.84        4.20        4.02        3.83
Portfolio turnover (%)                                       6          19          17          15          13

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 6   8-31-00     8-31-01     8-31-02 1   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.46      $11.85      $11.80      $12.41      $12.50
Net investment income 2                                   0.21        0.56        0.51        0.50        0.48
Net realized and unrealized
  gain (loss) on investments                             (0.61)      (0.05)       0.61        0.08       (0.12)
Total from
  investment operations                                  (0.40)       0.51        1.12        0.58        0.36
Less distributions
From net investment income                               (0.21)      (0.56)      (0.51)      (0.49)      (0.48)
Net asset value,
  end of period                                         $11.85      $11.80      $12.41      $12.50      $12.38
Total return 3,4 (%)                                     (3.23) 7     4.43        9.67        4.80        2.85

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 8        $1          $2          $4          $7
Ratio of expenses
  to average net assets (%)                               1.40 9      1.47        1.67        1.73        1.72
Ratio of adjusted expenses
  to average net assets 5 (%)                             1.75 9      1.79        1.75        1.73        1.72
Ratio of net investment income
  to average net assets (%)                               4.30 9      4.84        4.20        4.02        3.81
Portfolio turnover (%)                                       6          19          17          15          13

1 As required, effective 9-1-01 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change for the year ended 8-31-02 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01, and, had the Fund not made these changes to amortization, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Class C shares began operations on 4-1-99.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $72,704 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires August 31, 2008.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $23,620 and exempt income $4,027,574. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2003, the components of distributable earnings on a tax basis included $51,547 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the custody expense reduction amounted to $191, or less than 0.01% of the Fund's average net assets, for the year ended August 31, 2003. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended August 31, 2003, JH Funds received net up-front sales charges of $181,025 with regard to sales of Class A shares. Of this amount, $21,367 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $120,923 was paid as sales commissions to unrelated broker-dealers and $38,735 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended August 31, 2003, JH Funds received net up-front sales charges of $36,664 with regard to sales of Class C shares. Of this amount, $34,264 was paid as sales commissions to unrelated broker-dealers and $2,400 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2003, CDSCs received by JH Funds amounted to $53,068 for Class B shares and $773 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen-sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                     YEAR ENDED 8-31-02            YEAR ENDED 8-31-03
                               SHARES            AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                          875,311       $10,706,940       553,916      $6,981,062
Distributions reinvested      156,228         1,910,203       162,096       2,040,404
Repurchased                  (963,517)      (11,756,324)     (584,690)     (7,374,074)
Net increase                   68,022          $860,819       131,322      $1,647,392

CLASS B SHARES
Sold                          494,835        $6,057,542       373,106      $4,703,997
Distributions reinvested       39,383           481,477        46,309         582,898
Repurchased                  (192,406)       (2,352,267)     (379,501)     (4,790,871)
Net increase                  341,812        $4,186,752        39,914        $496,024

CLASS C SHARES
Sold                          180,842        $2,215,245       306,670      $3,884,697
Distributions reinvested        4,584            56,098        10,370         130,555
Repurchased                    (9,991)         (120,509)      (59,579)       (754,712)
Net increase                  175,435        $2,150,834       257,461      $3,260,540

NET INCREASE                  585,269        $7,198,405       428,697      $5,403,956

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2003, aggregated $16,103,808 and $11,600,276, respectively.

The cost of investments owned on August 31, 2003, including short-term investments, for federal income tax purposes was $90,733,039. Gross unrealized appreciation and depreciation of investments aggregated $5,096,676 and $614,326, respectively, resulting in net unrealized appreciation of $4,482,350. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities and tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended August 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $27,746, a decrease in accumulated net investment income of $57,145 and an increase in capital paid-in of $29,399. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and accretion of market discount tax adjustment. The calculation of net investment income per share in the Financial Highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Massachusetts Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for credit ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Massachusetts Tax-Free Income Fund (the "Fund") at August 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 10, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2003.

None of the 2003 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.30% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 15.83%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1987                22
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1987                22
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                22
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Trustee, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                22
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin, 2 Born: 1932                                                             1996                22
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                31
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore, 2 Born: 1939                                                                 1996                31
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                22
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                54
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser")
and The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds"), Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2000                54
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, and Signature Services; Senior
Vice President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1987
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                             1-800-225-5291

On the Fund's Web site               www.jhfunds.com/proxy

On the SEC's Web site                www.sec.gov



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Massachusetts Tax-Free Income Fund.

7700A  8/03
      10/03


ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      ------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date:    October 30, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date:   October 30, 2003





By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date:    October 30, 2003